Offsetting Financial Assets and Financial Liabilities	12 Months Ended
Oct. 31, 2024
Offsetting of Financial Assets and Financial Liabilities [Abstract]
Offsetting Financial Assets and Financial Liabilities
NOTE 6: OFFSETTING FINANCIAL ASSETS

AND FINANCIAL LIABILITIES
The Bank enters into netting agreements

with counterparties (such as clearing houses)

to manage the credit risks associated primarily

with repurchase and
reverse repurchase transactions, securities

borrowing and lending transactions, and

OTC and exchange-traded derivatives.

These netting agreements and similar
arrangements generally allow the counterparties

to set-off liabilities against available assets received.

The right to set-off is a legal right to settle or otherwise eliminate all or a portion of an amount due by

applying against that amount an amount receivable

from the other party. These agreements effectively reduce the
Bank’s credit exposure by what it would have

been if those same counterparties were liable

for the gross exposure on the same underlying

contracts.
Netting arrangements are typically constituted

by a master netting agreement which

specifies the general terms of the agreement

between the counterparties,
including information on the basis of the netting

calculation, types of collateral, and the definition

of default and other termination events

for transactions executed
under the agreement. The master netting

agreements contain the terms and conditions

by which all (or as many as possible) relevant

transactions between the
counterparties are governed. Multiple individual

transactions are subsumed under this general

master netting agreement, forming a single legal

contract under
which the counterparties conduct their relevant

mutual business. In addition to the mitigation

of credit risk, placing individual transactions

under a single master
netting agreement that provides for netting of

transactions in scope also helps to mitigate

settlement risks associated with transacting

in multiple jurisdictions or
across multiple contracts. These arrangements

include clearing agreements, global

master repurchase agreements, and global

master securities lending
agreements.
In the normal course of business, the Bank

enters into contracts to buy and sell goods

and services from various suppliers. Some

of these contracts may have
netting provisions that allow for the offset of various

trade payables and receivables in the event

of default of one of the parties. While these

are not disclosed in
the following table, the gross amount of all payables

and receivables to and from the Bank’s vendors

is disclosed in Note 16 in accounts receivable

and other
items, and in Note 18 in accounts payable,

accrued expenses, and other items.
The Bank also enters into regular way purchases

and sales of stocks and bonds. Some of

these transactions may have netting provisions

that allow for the
offset of broker payables and broker receivables

related to these purchases and sales.

While these are not disclosed in the following

table, the amount of
receivables are presented in amounts receivable

from brokers, dealers, and clients, and payables

are disclosed in amounts payable to brokers,

dealers, and
clients.
The following table provides a summary

of the financial assets and liabilities which

are subject to enforceable master netting

agreements and similar
arrangements, including amounts not otherwise

set-off on the Consolidated Balance Sheet, as

well as financial collateral received to mitigate

credit exposures for
these financial assets and liabilities. The gross

financial assets and liabilities are reconciled

to net amounts and are presented within the

associated line on the
Consolidated Balance Sheet, after transactions

with the same counterparties have been offset. Related

amounts and collateral received that are not

offset on the
Consolidated Balance Sheet, but are otherwise

subject to the same enforceable netting agreements

and similar arrangements, are then presented

to arrive at a
net amount.
Offsetting Financial Assets and Financial Liabilities
(millions of Canadian dollars) As at
October 31, 2024
Amounts subject to an enforceable
master netting agreement or similar
arrangement that are not offset in
the Consolidated Balance Sheet 1,2
Gross amounts Gross amounts
of recognized of recognized Net amount
financial financial of financial Amounts
instruments instruments instruments subject to an
before offset in the presented in the enforceable
balance sheet Consolidated Consolidated master netting

netting Balance Sheet Balance Sheet agreement Collateral Net Amount
Financial Assets
Derivatives $ 79,949 $ 1,888 $ 78,061 $ 42,849 $ 14,214 $ 20,998
Securities purchased under
reverse repurchase agreements 225,475 17,258 208,217 20,904 184,116 3,197
Total 305,424 19,146 286,278 63,753 198,330 24,195
Financial Liabilities
Derivatives 70,256 1,888 68,368 42,849 19,903 5,616
Obligations related to securities sold
under repurchase agreements 219,158 17,258 201,900 20,904 179,318 1,678
Total $ 289,414 $ 19,146 $ 270,268 $ 63,753 $ 199,221 $ 7,294
October 31, 2023
Financial Assets
Derivatives $ 93,867 $ 6,485 $ 87,382 $ 47,300 $ 13,526 $ 26,556
Securities purchased under
reverse repurchase agreements 232,211 27,878 204,333 12,291 188,510 3,532
Total 326,078 34,363 291,715 59,591 202,036 30,088
Financial Liabilities
Derivatives 78,125 6,485 71,640 47,300 14,279 10,061
Obligations related to securities sold
under repurchase agreements 194,732 27,878 166,854 12,291 153,090 1,473
Total $ 272,857 $ 34,363 $ 238,494 $ 59,591 $ 167,369 $ 11,534
1

Excess collateral as a result of overcollateralization has not been reflected in the table.
2

Includes amounts where the contractual set-off rights are subject to uncertainty under the laws of the relevant jurisdiction.